Document and Entity Information	Jun. 16, 2022
Cover [Abstract]
Entity Address, Country	CA
Amendment Flag	false
Entity Central Index Key	0001431959
Document Type	8-K
Document Period End Date	Jun. 16, 2022
Entity Registrant Name	Meta Materials Inc.
Entity Incorporation State Country Code	NV
Entity File Number	001-36247
Entity Tax Identification Number	74-3237581
Entity Address, Address Line One	1 Research Drive
Entity Address, City or Town	Dartmouth
Entity Address, State or Province	NS
Entity Address, Postal Zip Code	B2Y 4M9
City Area Code	(902)
Local Phone Number	482-5729
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.001 per share
Trading Symbol	MMAT
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false